Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Assets But Available for Offset in Event of Default (Detail) - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Offsetting [Abstract]
Derivative assets Gross Recognized Assets	$ 2,857	$ 1,987
Reverse repurchase agreements Gross Recognized Assets	1,021	205
Securities borrowed Gross Recognized Assets	1,624	1,069
Total Gross Recognized Assets	5,502	3,261
Derivative assets Gross amounts assets offset in consolidated balance sheet	(982)	(942)
Total Gross amounts assets offset in consolidated balance sheet	(982)	(942)
Derivative assets Net Amounts Presented in the Consolidated Balance Sheet	1,875	1,045
Reverse repurchase agreements Net Amounts Presented in the Consolidated Balance Sheet	1,021	205
Securities borrowed Net Amounts Presented in the Consolidated Balance Sheet	1,624	1,069
Total Net Amounts Presented in the Consolidated Balance Sheet	4,520	2,319
Derivative assets Gross financial instrument asset amounts not offset in consolidated balance sheet	(80)	(106)
Reverse repurchase agreements Gross financial instrument asset amounts not offset in consolidated balance sheet	(152)	(114)
Total Gross financial instrument asset amounts not offset in consolidated balance sheet	(232)	(220)
Derivative assets Gross collateral received amounts not offset in consolidated balance sheet	(116)	(16)
Reverse repurchase agreements Gross collateral received amounts not offset in consolidated balance sheet	(869)	(91)
Securities borrowed Gross collateral received amounts not offset in consolidated balance sheet	(1,569)	(1,039)
Total Gross collateral received amounts not offset in consolidated balance sheet	(2,554)	(1,146)
Derivative assets Net Amount	1,679	923
Securities borrowed Net Amount	55	30
Total Net Amount Assets	$ 1,734	$ 953